Write-Downs of Long-Lived Assets	9 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Write-Downs of Long-Lived Assets
18.	Write-Downs of Long-Lived Assets
The Company and its subsidiaries perform tests for recoverability on long-lived assets classified as held and used for which events or changes in circumstances indicated that the assets might be impaired. The Company and its subsidiaries consider an asset’s carrying amount as not recoverable when such carrying amount exceeds the undiscounted future cash flows estimated to result from the use and eventual disposition of the asset. The net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount.
As of March 31, 2021 and December 31, 2021, the long-lived assets and liabilities classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	As of March 31, 2021	As of December 31, 2021
Investment in operating leases	¥8,055	¥19,384
Property under facility operations	0	8,034
Office facilities	0	3,953
Other assets	0	15,678
Other liabilities	0	1,882
The long-lived assets classified as held for sale as of March 31, 2021 are included in Real Estate segment and ORIX USA segment. The long-lived assets and liabilities classified as held for sale as of December 31, 2021 are included in Corporate Financial Services and Maintenance Leasing segment, Real Estate segment, PE Investment and Concession segment, Aircraft and Ships segment and ORIX USA segment.
The Company and its subsidiaries determine the fair value using appraisals prepared by independent third-party appraisers or our own staff of qualified appraisers, based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate.
For the nine months ended December 31, 2020 and 2021, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥591 million and ¥15,068 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Nine months ended December 31, 2020		Nine months ended December 31, 2021
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Commercial facilities other than office buildings	¥0	0	¥757	2
Condominiums	0	0	13	2
Others *	0	—	11,878	—

Total	¥0	—	¥12,648	—

	Nine months ended December 31, 2020		Nine months ended December 31, 2021
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Commercial facilities other than office buildings	¥0	0	¥11	1
Condominiums	64	2	3	4
Land undeveloped or under construction	17	1	0	0
Others *	510	—	2,406	—

Total	¥591	—	¥2,420	—

*
For “Others,” the number of properties is omitted. In addition, write-downs of other long-lived assets for the nine months ended December 31, 2020 include a write-down of ¥433 million of two hotels, and write-downs of other long-lived assets for the nine months ended December 31, 2021 include write-downs of ¥11,641 million of property under facility operations and others held by a subsidiary and ¥2,331 million of two aircrafts.

Losses of ¥433 million in Real Estate segment, ¥17 million in Environment and Energy segment, ¥60 million in ORIX USA segment and ¥81 million in Asia and Australia segment were recorded for the nine months ended December 31, 2020. Losses of ¥233 million in Corporate Financial Services and Maintenance Leasing segment, ¥26 million in Real Estate segment, ¥11,646 million in PE Investment and Concession segment, ¥2,331 million in Aircraft and Ships segment, ¥828 million in ORIX USA segment and ¥4 million in Asia and Australia segment were recorded for the nine months ended December 31, 2021.
For the three months ended December 31, 2020 and 2021, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥8 million and ¥14,980 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Three months ended December 31, 2020		Three months ended December 31, 2021
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Commercial facilities other than office buildings	¥0	0	¥757	2
Condominiums	0	0	12	1
Others *	0	—	11,878	—

Total	¥0	—	¥12,647	—

	Three months ended December 31, 2020		Three months ended December 31, 2021
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Condominiums	¥0	0	¥2	3
Others *	8	—	2,331	—

Total	¥8	—	¥2,333	—

*
For “Others,” the number of properties is omitted. In addition, write-downs of other long-lived assets for the three months ended December 31, 2021 include write-downs of ¥11,641 million of property under facility operations and others held by a subsidiary and ¥2,331 million of two aircrafts.

A loss of ¥8 million in Asia and Australia segment was recorded for the three months ended December 31, 2020. Losses of ¥233 million in Corporate Financial Services and Maintenance Leasing segment, ¥14 million in Real Estate segment, ¥11,645 million in PE Investment and Concession segment, ¥2,331 million in Aircraft and Ships segment and ¥757 million in ORIX USA segment were recorded for the three months ended December 31, 2021.